UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21982
                                                     ---------

                    Guggenheim Strategic Opportunities Fund
                    ---------------------------------------
               (Exact name of registrant as specified in charter)

                           2455 Corporate West Drive
                                Lisle, IL 60532
                                ---------------
              (Address of principal executive offices) (Zip code)

                               Kevin M. Robinson
                           2455 Corporate West Drive
                                Lisle, IL 60532
                                ---------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-505-3700
                                                            ------------

                        Date of fiscal year end:  May 31
                                                  ------

             Date of reporting period: July 1, 2010 - June 30, 2011
                                       ----------------------------

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

ITEM 1. PROXY VOTING RECORD.

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**************************************** FORM N-Px REPORT ****************************************

ICA File Number: 811-21982
Reporting Period: 07/01/2010 - 06/30/2011
Guggenheim Strategic Opportunities Fund




============================ GUGGENHEIM STRATEGIC OPPORTUNITIES FUND ==============================



Royal Bank of Scotland Group

Ticker:               RBS                     Security ID:     CUSIP 780097AU5
Meeting Date:          04/19/2011                  Meeting Type:     Annual
Country of Trade:     United States


Issue No.        Description                           Proponent   Mgmt Rec    Vote Cast   For/Agnst
                                                                                            Mgmt

1                TO RECEIVE AND APPROVE THE REPORT     Management  For         For         For
                  AND ACCOUNTS

2                TO APPROVE THE REMUNERATION REPORT    Management  For         For         For

3                TO RE-ELECT COLIN BUCHAN AS A         Management  For         For         For
                  DIRECTOR

4                TO RE-ELECT SANDY CROMBIE AS A        Management  For         For         For
                  DIRECTOR

5                TO RE-ELECT PHILIP HAMPTON AS A       Management  For         For         For
                  DIRECTOR

6                TO RE-ELECT STEPHEN HESTER AS A       Management  For         For         For
                  DIRECTOR

7                TO RE-ELECT PENNY HUGHES AS A         Management  For         For         For
                  DIRECTOR

8                TO RE-ELECT JOHN MCFARLANE AS A       Management  For         For         For
                  DIRECTOR

9                TO RE-ELECT JOE MACHALE AS A          Management  For         For         For
                  DIRECTOR

10               TO RE-ELECT BRENDAN NELSON AS A       Management  For         For         For
                  DIRECTOR

11               TO RE-ELECT ART RYAN AS A DIRECTOR    Management  For         For         For

12               TO RE-ELECT BRUCE VAN SAUN AS A       Management  For         For         For
                  DIRECTOR

13               TO RE-ELECT PHILIP SCOTT AS A         Management  For         For         For
                  DIRECTOR

14               TO RE-APPOINT DELOITTE LLP AS         Management  For         For         For
                  AUDITORS

15               TO AUTHORISE THE AUDIT COMMITTEE TO   Management  For         For         For
                  FIX THE REMUNERATION OF THE
                  AUDITORS

16               TO RENEW THE DIRECTORS' AUTHORITY TO  Management  For         For         For
                  ALLOT SECURITIES

17               TO RENEW THE DIRECTORS' AUTHORITY TO  Management  For         For         For
                  ALLOT SHARES ON A NON-PRE-EMPTIVE
                  BASIS

18               TO AMEND THE ARTICLES OF ASSOCIATION  Management  Against     Against     For
                  TO FACILITATE

                 RAISING OF REGULATORY CAPITAL
19               TO AUTHORISE THE ALLOTMENT OF         Management  Against     Against     For
                  PREFERENCE SHARES

20               TO PERMIT THE HOLDING OF GENERAL      Management  For         For         For
                  MEETINGS AT 14 DAYS' NOTICE

21               TO AUTHORISE POLITICAL DONATIONS AND  Management  For         For         For
                  EXPENDITURE

22               TO AGREE AMENDMENTS TO THE RBS 2010   Management  For         For         For
                  DEFERRAL PLAN




========== END NPX REPORT

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                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Guggenheim Strategic Opportunities Fund
---------------------------------------


By:   /s/ Kevin M. Robinson
    --------------------------
Name:     Kevin M. Robinson
Title:    Chief Executive Officer & Chief Legal Officer
Date:     August 25, 2011